DEFERRED COMPENSATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
DEFERRED COMPENSATION [Abstract]
Deferred compensation liability	$ 2.0	$ 2.0
Cash surrender value of life insurance	2.0	2.0
Assets held by the Plan	1.5	1.2
Liabilities related to Plan	$ 6.7	$ 5.5